THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2024 (Unaudited)

Schedule of Investments
Common Stock — 97.6%
	SHARES	VALUE
Argentina — 4.7%
MercadoLibre *	35,113	$58,600,086

Canada — 3.9%
Dollarama	224,407	21,037,191
Shopify, Cl A *	463,345	28,356,714
		49,393,905

Denmark — 0.9%
Pandora	68,489	10,735,877

Germany — 1.6%
Zalando *	798,877	20,470,672

India — 8.4%
Asian Paints	491,043	18,123,332
Bajaj Finance	201,493	16,419,029
HDFC Bank	1,569,076	30,321,237
Titan	986,637	40,857,988
		105,721,586

Japan — 3.9%
Keyence	110,500	48,317,273

Netherlands — 10.5%
Adyen *	32,069	39,228,101
ASML Holding, Cl G	74,803	70,067,970
IMCD	159,020	22,866,058
		132,162,129

Switzerland — 3.1%
Sika	129,272	39,249,067

United Kingdom — 2.4%
Flutter Entertainment *	152,751	30,153,048

United States — 58.2%
Airbnb, Cl A *	81,056	11,312,175
Align Technology *	62,055	14,389,313
Alphabet, Cl A	270,638	46,425,243
Alphabet, Cl C	53,290	9,227,164
Amazon.com *	402,466	75,253,093

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2024 (Unaudited)

Common Stock — continued
	SHARES	VALUE
United States — (continued)
Atlassian, Cl A *	138,448	$24,445,763
Axon Enterprise *	158,563	47,570,486
Block, Cl A *	428,165	26,494,850
Cloudflare, Cl A *	271,027	21,004,593
Dexcom *	431,349	29,254,089
DoorDash, Cl A *	281,721	31,192,149
Edwards Lifesciences *	183,964	11,598,930
Entegris	280,605	33,192,765
iRhythm Technologies *	164,848	14,218,140
Lam Research	43,858	40,403,744
Netflix *	74,691	46,932,090
NIKE, Cl B	319,284	23,901,600
NVIDIA	805,444	94,253,057
Okta, Cl A *	339,959	31,935,748
Repligen *	110,407	18,476,611
Snowflake, Cl A *	148,639	19,379,553
Visa, Cl A	229,362	60,934,603
		731,795,759

Total Common Stock
(Cost $743,329,331)		1,226,599,402

Total Investments— 97.6%
(Cost $743,329,331)		$1,226,599,402

Percentages are based on Net Assets of $1,256,585,788.
*	Non-income producing security.

Cl — Class

SAN-QH-001-2900

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